Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2015. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2015 for forward contracts, and based on spot rates as of September 30, 2015 for options.

Notional Value*
Foreign exchange contracts	$1,284,959

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2015 and September 30, 2014, is as follows:

	As of September 30,
	2015	2014
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$3,631	$5,936
Other noncurrent assets	533	2,485
Accrued expenses and other current liabilities	(14,640)	(9,686)
Other noncurrent liabilities	(3,990)	(1,908)

	(14,466)	(3,173)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	4,508	7,551
Other noncurrent assets	—	26
Accrued expenses and other current liabilities	(3,139)	(5,736)
Other noncurrent liabilities	—	(26)

	1,369	1,815

Net fair value	$(13,097)	$(1,358)

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2015, 2014 and 2013, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2015	2014	2013
Line item in consolidated statements of income:
Revenue	$1,077	$539	$(66)
Cost of revenue	(13,624)	15,424	(2,945)
Research and development	(3,621)	4,056	803
Selling, general and administrative	(4,074)	4,072	661

Total	$(20,242)	$24,091	$(1,547)

Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2015	2014	2013
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(5,522)	$4,696	$(17,942)
Changes in fair value of cash flow hedges, net of tax	(23,432)	9,162	20,035
Reclassification of losses (gains) into earnings, net of tax	16,802	(19,380)	2,603

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(12,152)	$(5,522)	$4,696

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2015, 2014 and 2013, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2015	2014	2013
Line item in statements of income:
Revenue	$339	$18	$362
Cost of revenue	(8,668)	(3,446)	4,666
Research and development	(830)	(432)	1,136
Selling, general and administrative	(1,827)	(821)	1,276
Interest and other expense, net	30,150	9,080	4,145
Income taxes	1,822	657	(1,179)

Total	$20,986	$5,056	$10,406